Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of year		$ 255	$ 237
Additions charged (credited) to costs and expenses		33	42
Additions charged to other accounts
Deductions (recoveries)	[1]	13	24
Balance at ending of year		275	255
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of year		1,881	1,313
Additions charged (credited) to costs and expenses	[2]	162	568
Additions charged to other accounts
Deductions (recoveries)
Balance at ending of year		$ 2,043	$ 1,881

[1]	Accounts receivable written-off as uncollectible, net of recoveries.
[2]	Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.